Provisions and Other Contingencies (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure Of Other Provisions [Abstract]
Schedule of Provisions	Provisions comprise the following:
	(Dollars in millions)
	As of
	March 31, 2020	March 31, 2019
Provision for post sales client support and other provisions	76	83
	76	83

Summary of Movement in the Provision for Post Sales Client Support and Other Provisions	The movement in the provision for post sales client support and other provisions is as follows:
(Dollars in millions)
Year ended March 31,
2020
Balance at the beginning	83
Translation differences	1
Provision recognized / (reversed)	16
Provision utilized	(24)
Balance at the end	76